Loans Due from Third Parties (Details)	12 Months Ended
Jun. 30, 2023
Loans Due from Third Parties (Details) [Line Items]
Overdue borrowings	100.00%
Minimum [Member]
Loans Due from Third Parties (Details) [Line Items]
Loan bear fixed interest rate	1.00%
Maximum [Member]
Loans Due from Third Parties (Details) [Line Items]
Loan bear fixed interest rate	2.64%